UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2016	$10,701,877	0.3%

2017	65,091,460	2.1%

2018	221,273,367	7.1%

2019	281,184,704	9.0%

2020	50,661,569	1.6%

2021	102,292,186	3.3%

2022	2,127,979	0.1%

2023	10,535,000	0.3%

2034	4,561,211	0.1%

Not Applicable	2,204,766,169	70.3%

Other (1)	184,194,594	5.8%
	$3,137,390,116

(1)	Cash, cash equivalents, short-term investments and other assets less liabilities

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT-LINKED BONDS - 13.3%

China - 0.1%

Earthquake - 0.1%
Panda Re 2015-1 4.264%, 06/30/2018 (a)(b)(c)	$2,935,000	$2,911,549

Global - 3.9%

Earthquake - 0.1%
Market Re 2014-4 Class A 4.000%, 06/15/2016 (a)(b)(c)	2,802,000	2,792,894
Market Re 2014-4 Class B 4.000%, 06/15/2016 (a)(b)(c)	1,019,000	1,015,688

		3,808,582

Mortality/Longevity - 0.8%
Chesterfield Re 2014-1 4.500%, 12/15/2034 (c)	4,550,676	4,561,211
Vitality Re VI Class B 2.314%, 01/08/2018 (a)(b)(c)	19,000,000	18,963,900

		23,525,111

Multiperil - 2.9%
Atlas IX 2015-1 7.460%, 01/07/2019 (a)(b)(c)	8,516,000	8,381,021
Galileo Re 2015-1 Class A 13.714%, 01/08/2018 (a)(b)(c)	16,861,000	17,334,794
Galileo Re 2016-1 Class A 13.714%, 01/08/2019 (a)(b)(c)	4,382,000	4,422,972
Galileo Re 2016-1 Class B 9.214%, 01/08/2019 (a)(b)(c)	4,382,000	4,411,140
Galileo Re 2016-1 Class C 7.214%, 01/08/2019 (a)(b)(c)	4,383,000	4,408,202
IBRD Re 2014-1 6.985%, 10/07/2017 (a)(b)(c)	5,000,000	4,970,500
Kilimanjaro Re 2014-1 Class B 4.714%, 04/30/2018 (a)(b)(c)	14,504,000	14,435,831
Loma Re 2013-1 A 9.584%, 01/08/2018 (a)(b)(c)	335,000	340,528
Loma Re 2013-1 B 11.954%, 01/08/2018 (a)(b)(c)	1,005,000	1,019,472
Loma Re 2013-1 C 17.954%, 01/08/2018 (a)(b)(c)	1,739,000	1,778,041
Resilience Re Series 1642B 11.070%, 04/07/2019 (a)(b)(c)(d)	29,589,000	26,760,292
VenTerra Re 2013-1 A 3.964%, 01/09/2017 (a)(b)(c)	4,128,000	4,141,003

		92,403,796

Windstorm - 0.1%
Queen Street X Re Ltd 5.964%, 06/08/2018 (a)(b)(c)	1,721,000	1,709,383

		121,446,872

Japan - 0.2%

Earthquake - 0.1%
Kizuna Re II Class A 2.464%, 04/06/2018 (a)(b)(c)	2,500,000	2,492,375

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 0.1% (continued)
Nakama Re 2.714%, 04/13/2018 (a)(b)(c)	$1,500,000	$1,503,225
Nakama Re 2014-2 Class 1 2.339%, 01/16/2019 (a)(b)(c)	1,000,000	999,950

		4,995,550

Windstorm - 0.1%
Aozora Re 2016-1 A 2.953%, 04/07/2020 (a)(b)(c)	2,101,000	2,106,883

		7,102,433

Turkey - 0.0%

Earthquake - 0.0%
Bosphorus Re 2013-1 A 2.714%, 05/03/2016 (a)(b)(c)	1,250,000	1,252,250

United States - 9.1%

Earthquake - 0.8%
Golden State Re II 2.414%, 01/08/2019 (a)(b)(c)	5,400,000	5,317,380
Merna Re 2015-1 2.214%, 04/09/2018 (a)(b)(c)	2,522,000	2,509,390
Merna Re 2016-1 2.464%, 04/08/2019 (a)(b)(c)	2,119,000	2,120,695
Ursa Re 2015-1 5.000%, 09/21/2018 (a)(b)(c)	15,000,000	15,093,000

		25,040,465

Multiperil - 4.0%
Caelus Re IV 2016-1 5.714%, 03/06/2020 (a)(b)(c)	20,182,000	20,241,537
East Lane Re VI 2.864%, 03/14/2018 (a)(b)(c)	14,443,000	14,287,738
East Lane VI 2015-1 3.390%, 03/13/2020 (a)(b)(c)	13,213,000	13,222,910
Espada Re 2016-1 20 5.750%, 06/06/2020 (a)(b)(c)	3,215,000	3,201,497
PennUnion Re 2015-1 4.714%, 12/07/2018 (a)(b)(c)	4,671,000	4,663,526
Residential Re 2014-1 10 15.214%, 06/06/2018 (a)(b)(c)	10,338,000	10,234,103
Residential Re 2014-1 13 3.714%, 06/06/2018 (a)(b)(c)	2,859,000	2,850,709
Residential Re 2015-1 Class 10 11.214%, 06/06/2019 (a)(b)(c)	8,197,000	8,245,772
Residential Re 2015-1 Class 11 6.214%, 06/06/2019 (a)(b)(c)	8,915,000	9,134,309
Residential Re 2016-1 10 11.500%, 06/06/2023 (a)(b)(c)(e)	4,609,000	4,609,000
Residential Re 2016-1 11 4.750%, 06/06/2023 (a)(b)(c)(e)	5,926,000	5,926,000
Riverfront Re 2014 4.214%, 01/06/2017 (a)(b)(c)	4,022,000	3,965,692
Sanders Re 2014-1 D 4.074%, 05/28/2019 (a)(b)(c)	21,295,000	21,054,366
Sanders Re 2014-2 4.054%, 06/07/2017 (a)(b)(c)	1,992,000	1,995,287

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.0% (continued)
Skyline Re 2014-1 A 14.214%, 01/23/2017 (a)(b)(c)	$2,166,000	$2,244,734

		125,877,180

Windstorm - 4.3%
Alamo Re 2015-1 Class A 6.114%, 06/07/2018 (a)(b)(c)	1,903,000	1,951,431
Alamo Re 2015-1 Class B 4.814%, 06/07/2018 (a)(b)(c)	1,059,000	1,089,287
Alamo Re Ltd. 5.454%, 06/07/2017 (a)(b)(c)	892,000	904,220
Citrus Re 2014-1 4.674%, 04/18/2017 (a)(b)(c)	944,000	929,321
Citrus Re 2014-2 4.494%, 04/24/2017 (a)(b)(c)	1,483,000	1,462,905
Citrus Re 2015-1 Class A 5.104%, 04/09/2018 (a)(b)(c)	8,501,000	8,395,588
Citrus Re 2015-1 Class B 6.534%, 04/09/2018 (a)(b)(c)	17,253,000	17,098,586
Citrus Re 2015-1 Class C 9.694%, 04/09/2018 (a)(b)(c)	5,319,000	5,272,725
Citrus Re 2016-1 D-50 7.714%, 02/25/2019 (a)(b)(c)	10,257,000	10,347,775
Citrus Re 2016-1 E-50 10.714%, 02/25/2019 (a)(b)(c)	8,548,000	8,553,129
Cranberry Re 2015-1 4.014%, 07/06/2018 (a)(b)(c)	5,044,000	5,126,217
Everglades Re 2014 7.664%, 04/28/2017 (a)(b)(c)	17,758,000	18,008,388
Everglades Re II 2015-1 5.364%, 05/03/2018 (a)(b)(c)	10,000,000	10,023,000
Gator Re 2014 6.484%, 01/09/2017 (a)(b)(c)	13,724,000	13,292,380
Kilimanjaro Re 2014-1 Class A 4.964%, 04/30/2018 (a)(b)(c)	9,740,000	9,732,695
Manatee Re 2015-1 5.214%, 12/22/2017 (a)(b)(c)	4,571,000	4,520,948
Manatee Re 2016-1 A 5.250%, 03/13/2019 (a)(b)(c)	1,444,000	1,434,758
Manatee Re 2016-1 C 16.250%, 03/14/2022 (a)(b)(c)	2,165,000	2,127,979
Market Re 2015-2 6.950%, 06/07/2016 (a)(b)(c)(d)	5,272,000	5,586,738
Pelican Re 2013-1 A 6.214%, 05/15/2017 (a)(b)(c)	8,000,000	8,082,400

		133,940,470

		284,858,115

TOTAL EVENT-LINKED BONDS (Cost $417,388,918)		417,571,219

PARTICIPATION NOTES - 10.6%	PRINCIPAL AMOUNT	FAIR VALUE

Global - 10.6%

Multiperil - 10.6%
Eden Re 2015-1 04/19/2018 (a)(e)(f)(g) (Cost: $0; Acquisition Date: 12/29/2014)	$—	$666,801
Eden Re II 2015-1 04/19/2018 (a)(e)(g)(h) (Cost: $1,556,768; Acquisition Date: 03/19/2015)	1,542,500	13,005,047
Eden Re II 2016-1 04/23/2019 (a)(e)(g)(h) (Cost: $160,820,678; Original Acquisition Date: 12/30/2015)	160,757,500	165,592,943
Sector Re V LTD Series 5 Class A 03/01/2020 (a)(e)(g) (Cost: $10,666; Acquisition Date: 04/27/2015)	10,666	632,229
Sector Re V LTD Series 5 Class F 03/01/2020 (a)(e)(g) (Cost: $71,875; Acquisition Date: 04/27/2015)	71,875	2,326,919
Sector Re V LTD Series 5 Class G 03/01/2020 (a)(e)(g) (Cost: $178,324; Acquisition Date: 06/26/2015)	178,324	8,929,594
Sector Re V LTD Series 6 Class A 03/01/2021 (a)(g)(h) (Cost: $106,372; Acquisition Date: 04/25/2016)	106,372	106,372
Sector Re V LTD Series 6 Class B 03/01/2021 (a)(g)(h) (Cost: $2,492,759; Acquisition Date: 04/28/2016)	2,492,759	2,492,759
Sector Re V LTD Series 6 Class F 03/01/2021 (a)(g)(h) (Cost: $11,113,055; Acquisition Date: 04/25/2016)	11,113,055	11,113,055
Sector Re V LTD Series 6 Class G 03/01/2021 (a)(g)(h) (Cost: $88,580,000; Acquisition Date: 04/28/2016)	88,580,000	88,580,000
Silverton Re 2014-1 09/16/2016 (a)(e)(g) (Cost: $88,572; Acquisition Date: 12/18/2013)	88,572	54,307
Silverton Re 2015-1 09/18/2017 (a)(e)(g) (Cost: $35,000; Acquisition Date: 12/18/2014)	35,000	573,682
Silverton Re 2016-1 09/17/2018 (a)(e)(g)(h) (Cost: $35,262,500; Acquisition Date: 12/18/2015)	35,000,000	36,784,426

TOTAL PARTICIPATION NOTES (Cost $300,316,569)		330,858,134

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

PREFERENCE SHARES - 66.3%	SHARES	FAIR VALUE

Canada - 0.1%

Multiperil - 0.1%
Awosting (Artex Segregated Account Company) (a)(g) (Cost: $357,919; Original Acquisition Date: 12/27/2013)	112	$1,352,072

Global - 59.0%

Marine/Energy - 1.8%
Kauai (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $51,394,000; Acquisition Date: 01/07/2016)	51,394	52,728,360
Victoria (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $4,130,502; Original Acquisition Date: 01/30/2014)	5,159	4,663,482

		57,391,842

Multiperil - 57.2%
Altair Re III (a)(g) (Cost: $0; Original Acquisition Date: 12/23/2014)	24,351,607	3,962,006
Altair Re IV (a)(e)(g)(h) (Cost: $50,000,000; Original Acquisition Date: 01/04/2016)	50,000	51,033,385
Arenal (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $80,793,024; Original Acquisition Date: 05/07/2015)	77,921	92,071,331
Axis Ventures Re Cell 0003 (a)(e)(g)(h) (Cost: $33,453,740; Acquisition Date: 03/05/2015)	430,466	22,835,056
Axis Ventures Re Cell 0004 (a)(e)(g)(h) (Cost: $50,000,000; Acquisition Date: 07/02/2015)	500,000	58,486,677
Axis Ventures Re Cell 0005 (a)(e)(g)(h) (Cost: $42,000,000; Acquisition Date: 01/20/2016)	420,000	43,936,721
Banff (Artex Segregated Account Company) (a)(e)(g) (Cost: $0; Acquisition Date: 01/22/2015)	29,715	1,980,726
Biscayne (Artex Segregated Account Company) (a)(e)(g) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	44,728,773
Cardinal Re 2015-1 (a)(e)(g)(h) (Cost: $82,493,681; Acquisition Date: 07/29/2015)	149	84,826,495
Carlsbad (Artex Segregated Account Company) (a)(g)(h) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $71,453,236; Original Acquisition Date: 04/28/2014)	132,800	79,033,245

	SHARES	FAIR VALUE
Multiperil - 57.2% (continued)
Cumberland (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $20,906,812; Original Acquisition Date: 04/10/2015)	20,626	$25,125,193
Decker (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $1,292,643; Acquisition Date: 12/26/2013)	100	3,416,030
Denali (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $63,579,339; Acquisition Date: 01/05/2015)	75,060	77,560,840
Emerald Lake (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $225,073,000; Acquisition Date: 12/16/2015)	225,073	230,283,759
Hatteras (Artex Segregated Account Company) (a)(e)(g) (Cost: $70,338,613; Original Acquisition Date: 12/30/2014)	66,356	74,123,586
Hilo (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $5,155,976; Acquisition Date: 06/09/2015)	5,156	5,815,622
Hudson Alexander (Mt. Logan Re) (a)(e)(g) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	39,548,216
Hudson Charles (Mt. Logan Re) (a)(e)(g) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	30,889,287
Hudson Charles 2 (Mt Logan Re) (a)(e)(g) (Cost: $13,465,500; Original Acquisition Date: 04/02/2014)	13,466	13,484,408
Hudson Charles 3 (Mt Logan Re) (a)(e)(g) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	17,929,383
Hudson Paul (Mt. Logan Re) (a)(g) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,050,987
Hudson Paul 3 (Mt Logan Re) (a)(g) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	8,473,865
Kona (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $5,232,953; Acquisition Date: 07/23/2015)	5,873	5,969,361
La Ruta (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $23,765,000; Acquisition Date: 03/30/2015)	23,765	26,010,264
Latigo (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $88,823,064; Original Acquisition Date: 01/06/2014)	358	112,882,804
LRe 2015 (a)(e)(g) (Cost: $166,276; Acquisition Date: 03/31/2015)	1,663	2,958,811

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Multiperil - 57.2% (continued)
LRe 2016 (a)(e)(g)(h) (Cost: $49,893,000; Original Acquisition Date: 03/31/2016)	498,930	$50,075,888
Mackinac (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $21,535,218; Acquisition Date: 02/05/2015)	22,136	28,171,166
Minnewaska (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $17,856,197; Original Acquisition Date: 05/30/2014)	16,755	22,522,255
Mohonk (Artex Segregated Account Company) (a)(e)(g) (Cost: $76,592,050; Original Acquisition Date: 12/24/2013)	102	79,780,026
Mojave (Artex Segregated Account Company) (a)(e)(g) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	38,499,173
Mojave 2 (Mt. Logan Re) (a)(e)(g)(h) (Cost: $25,000,000; Acquisition Date: 12/24/2015)	25,000	25,666,115
Mulholland (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $14,411,287; Original Acquisition Date: 12/26/2013)	114	17,994,529
Rainier (Mt. Logan Re) (a)(e)(g)(h) (Cost: $15,000,000; Acquisition Date: 01/07/2016)	15,000	14,949,656
Revelstoke (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $14,476,459; Original Acquisition Date: 01/28/2015)	15,350	16,245,688
Rondout (Artex Segregated Account Company) (a)(e)(g) (Cost: $64,420,273; Original Acquisition Date: 06/19/2014)	62,734	80,931,636
Skytop (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $7,918,913; Acquisition Date: 01/09/2014)	100	14,804,328
SR0001 (Horseshoe Re) (a)(e)(g)(h) (Cost: $17,618,550; Acquisition Date: 07/10/2015)	1,000	19,868,111
SR0002 (Horseshoe Re) (a)(e)(g)(h) (Cost: $29,041,250; Acquisition Date: 12/30/2015)	29,041,250	30,208,534
SR0003 (Horseshoe Re) (a)(e)(g)(h) (Cost: $16,041,250; Acquisition Date: 12/30/2015)	16,041,250	16,637,423
SR0004 (Horseshoe Re) (a)(e)(g)(h) (Cost: $15,741,250; Acquisition Date: 12/30/2015)	15,741,250	16,453,447
Sugarloaf (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $19,288,000; Acquisition Date: 01/12/2016)	19,288	19,552,215

	SHARES	FAIR VALUE
Multiperil - 57.2% (continued)
Tallgrass (Artex Segregated Account Company) (a)(e)(g) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	$37,027,091
Turrialba (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $13,721,000; Original Acquisition Date: 03/31/2015)	13,274	15,264,384
Twin Lakes (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $49,532,000; Acquisition Date: 01/04/2016)	49,532	51,385,623
Yellowstone (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $2,078,580; Acquisition Date: 01/08/2014)	100	8,614,123

		1,793,068,342

		1,850,460,184

United States - 7.2%

Agriculture - 2.0%
Axis Ventures Re Cell 0002 (a)(e)(g)(h) (Cost: $7,489,400; Acquisition Date: 08/29/2014)	74,894	2,644,944
Bayswater (Artex Segregated Account Company) (a)(e)(g) (Cost: $4,288,755; Acquisition Date: 06/16/2014)	26,899	7,609,569
Demeter Re 2015 Class A (a)(e)(g) (Cost: $0; Acquisition Date: 05/20/2015)	227,500	144,144
Demeter Re 2015 Class C (a)(e)(g)(h) (Cost: $4,500,000; Acquisition Date: 05/20/2015)	45,000	5,386,041
Hanalei (Artex Segregated Account Company) (a)(e)(g)(h) (Cost: $40,885,000; Acquisition Date: 06/22/2015)	40,885	47,530,704

		63,315,402

Multiperil - 0.2%
SR0005 (Horseshoe Re) (a)(e)(g)(h) (Cost: $7,158,137; Acquisition Date: 04/15/2016)	7,158,137	7,176,970

Windstorm - 5.0%
Fescue (Mt. Logan Re) (a)(g)(h) (Cost: $50,000,000; Original Acquisition Date: 06/11/2015)	50,000	56,304,085
Fescue 2 (Mt. Logan Re) (a)(g)(h) (Cost: $50,000,000; Original Acquisition Date: 03/30/2016)	50,000	49,971,860

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Windstorm - 5.0% (continued)
Hermosa (Mt. Logan Re) (a)(e)(g)(h) (Cost: $50,000,000; Acquisition Date: 04/29/2016)	50,000	$50,000,000

		156,275,945

		226,768,317

TOTAL PREFERENCE SHARES (Cost $1,905,192,335)		2,078,580,573

PRIVATE FUND UNITS - 4.0%

Global - 4.0%

Multiperil - 4.0%
Aeolus Property Catastrophe J15 Keystone Fund (a)(e)(g) (Cost: $13,099,098; Original Acquisition Date: 12/23/2014)	13,099	15,068,046
Aeolus Property Catastrophe J16 Keystone Fund (a)(e)(g)(h) (Cost: $52,875,903; Acquisition Date: 01/21/2016)	52,876	54,071,214
Aeolus Property Catastrophe MY15 Keystone Fund (a)(e)(g) (Cost: $48,739,252; Original Acquisition Date: 05/20/2015)	48,739	57,046,336

TOTAL PRIVATE FUND UNITS (Cost $114,714,253)		126,185,596

SHORT-TERM INVESTMENTS - 6.2%

Money Market Fund - 6.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (i)	48,796,800	48,796,800
First American Government Obligations Fund - Class Z - 0.21% (i)	48,807,456	48,807,456
First American Treasury Obligations Fund - Class Z - 0.18% (i)	48,807,456	48,807,456
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (i)	48,807,456	48,807,456

TOTAL SHORT-TERM INVESTMENTS (Cost $195,219,168)		195,219,168

TOTAL INVESTMENTS (Cost $2,932,831,243) - 100.4%		3,148,414,690

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(11,024,574)

TOTAL NET ASSETS - 100.0%		$3,137,390,116

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $2,948,634,311. Foreign concentration is as follows: Bermuda: 89.7%, Cayman Islands: 3.8%, Ireland: 0.3%, Supranational: 0.2%.
(b)	Variable rate security. The rate shown is as of April 30, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $417,571,219, which represents 13.3% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $2,292,752,142, which represents 73.1% of net assets.
(f)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(g)	Security is restricted to resale. The aggregate value of these securities at April 30, 2016 was $2,535,624,303, which represents 80.8% of net assets.
(h)	Non-income producing security.
(i)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

FUTURES CONTRACTS SOLD
Australian Dollar, June 2016 Settlement	277	$21,015,990	$(738,997)
Canadian Dollar, June 2016 Settlement	17	1,355,580	(87,259)
Euro Fx, June 2016 Settlement	192	27,516,000	(1,138,149)
U.S. Treasury 5-Year Note, June 2016 Settlement	26	3,143,766	3,397

TOTAL FUTURES CONTRACTS SOLD		$53,031,336	$(1,961,008)

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES	TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION

EXCESS MORTALITY SWAP SELL CONTRACTS
Hannover Re (a)	Custom Mortality Index	Sell	1.00%	Dec 20 2020	$100,000,000	$100,000,000	$—	$83,333

TOTAL EXCESS MORTALITY SWAP SELL CONTRACTS								$83,333

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees.

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Statement of Assets and Liabilities	April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
ASSETS:
Investments, at fair value(1)	$3,148,414,690
Interest receivable	2,508,703
Dividends receivable	1,223,554
Receivable for fund shares sold	373,300
Unrealized appreciation on swap contracts	83,333
Foreign currencies, at value(2)	2,180,337
Collateral held at broker	1,041,233
Other assets	241,588
Total assets	3,156,066,738
LIABILITIES:
Payable for investment securities purchased	12,547,146
Payable to Adviser	5,135,689
Payable for Chief Compliance Officer compensation	5,128
Payable to Custodian	24,912
Payable to Trustees	32,716
Accrued service fees	553,347
Other accrued expenses	377,684
Total liabilities	18,676,622
Total net assets	$3,137,390,116

NET ASSETS CONSIST OF:
Capital stock	$3,095,332,879
Accumulated net investment loss	(149,277,432)
Accumulated net realized loss	(22,337,580)
Unrealized appreciation (depreciation) on:
Investments	216,428,270
Foreign currency translation	(878,346)
Futures contracts	(1,961,008)
Swap contracts	83,333
Total net assets	$3,137,390,116

Net assets	$3,137,390,116
Shares outstanding	305,847,415
Net asset value, offering and redemption price per share	$10.26

(1) Cost of investments	$2,932,831,243
(2) Cost of foreign currencies	2,213,861

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Statement of Operations	For the Period Ended April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
INVESTMENT INCOME:
Dividend income	$68,908,888
Interest income	11,049,456
Total investment income	79,958,344
EXPENSES
Advisory fees (See Note 4)	27,528,198
Service fees	1,376,410
Fund accounting and administration fees	652,252
Legal fees	360,478
Transfer agency fees and expenses	101,872
Custody fees	97,930
Audit and tax related fees	72,123
Trustees fees and expenses	62,115
Federal and state registration fees	53,038
Chief Compliance Officer compensation	30,127
Other expenses	633,752
Total net expenses	30,968,295
Net investment income	48,990,049
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(8,408,845)
Foreign currency translation	(5,430,670)
Futures contracts	769,905
Written options	(2,187,799)
Net change in unrealized appreciation (depreciation) on:
Investments	42,438,909
Foreign currency translation	8,600,040
Futures contracts	(1,200,996)
Swap contracts	83,333
Net realized and unrealized gain	34,663,877
Net increase in net assets resulting from operations	$83,653,926

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015
OPERATIONS:
Net investment income	$48,990,049	$61,343,595
Net realized gain (loss) on:
Investments	(8,408,845)	5,164,285
Foreign currency translation	(5,430,670)	396,017
Futures contracts	769,905	1,864,901
Written options	(2,187,799)	998,918
Net change in unrealized appreciation (depreciation) on:
Investments	42,438,909	90,252,427
Foreign currency translation	8,600,040	(8,270,269)
Futures contracts	(1,200,996)	(760,012)
Swap contracts	83,333	—
Net increase in net assets resulting from operations	83,653,926	150,989,862

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(180,926,051)	(83,998,494)
Total distributions	(180,926,051)	(83,998,494)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	922,901,453	1,351,435,403
Proceeds from shares issued to holders in reinvestment of dividends	158,207,271	77,072,443
Cost of shares redeemed	(187,630,466)	(156,653,119)
Net increase in net assets from capital share transactions	893,478,258	1,271,854,727
Total increase in net assets	796,206,133	1,338,846,095

NET ASSETS:
Beginning of period	2,341,183,983	1,002,337,888
End of period	$3,137,390,116	$2,341,183,983

Accumulated net investment loss	$(149,277,432)	$(17,341,430)

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Statement of Cash Flows	For the Period Ended April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$83,653,926
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain:	(42,663,869)
Amortization and accretion of premium & discount	(470,885)
Changes in assets and liabilities:
Foreign currency	(2,128,364)
Collateral held at broker	6,523,346
Dividends and interest receivable	(1,050,532)
Unrealized appreciation on swap contracts	(83,333)
Payable to Adviser	1,187,517
Payable to Custodian	24,912
Payable for investments purchased	12,547,146
Payable to Trustees	(4,588)
Accrued service fees	246,783
Variation margin on futures contracts	(254,523)
Payable for Chief Compliance Officer compensation	127
Other accrued expenses	(59,814)
Other assets	(65,892)
Purchases of investments	(1,238,942,211)
Proceeds from sale of investments	653,391,844
Net purchases and sales of short-term investments	(184,040,726)
Net cash used in operating activities	(712,189,136)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	922,538,382
Payment on shares redeemed	(187,630,466)
Cash distributions to shareholders	(22,718,780)
Net cash provided in financing activities	712,189,136
Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

NON-CASH FINANCING ACTIVITIES:
Reinvested distributions	$158,207,271

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)		YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED OCTOBER 31, 2014(1)
Per Share Data:
Net asset value, beginning of period	$10.77		$10.84	$10.00
Income (loss) from investment operations
Net investment income (loss)(2)	0.18		0.34	(0.13)
Net realized and unrealized gains	0.16		0.51	0.97

Total from investment operations	0.34		0.85	0.84

Less distributions to shareholders
Dividends from net investment income	(0.85)		(0.92)	—

Total distributions	(0.85)		(0.92)	—

Net asset value, end of period	$10.26		$10.77	$10.84

Total return(5)	3.30	%(3)	8.33%	8.40	%(3)
Supplemental Data and Ratios:
Net assets, end of period (000s)	$3,137,390		$2,341,184	$1,002,338
Ratio of expenses to average net assets	2.25	%(4)	2.29%	2.43	%(4)
Ratio of net investment income (loss) to average net assets	3.56	%(4)	3.29%	(1.42	)%(4)
Portfolio turnover rate	15.11	%(3)	14.04%	0.56	%(3)

(1)	The Fund commenced operations on December 9, 2013.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).

The accompanying footnotes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered non-diversified closed-end management investment company issuing shares. As of April 30, 2016, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and does not charge a redemption fee. There are an unlimited number of authorized shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable laws, conducts quarterly repurchase offers and currently expects to offer to repurchase 5% of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 5%, of its outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the shares. The shares are, therefore, not readily marketable.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective primarily by investing in reinsurance-related securities, including event-linked bonds, shares or notes issued in connection with quota shares (“Quota Share Notes”), shares or notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), shares or notes issued in connection with industry loss warrants (“ILW Notes”) and, to a lesser extent, event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).

The consolidated financial statements include the accounts of Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in derivative instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2016 the Subsidiary’s net assets were $2,212,309, which represented 0.1% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement

In determining the NAV of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

Event-linked bonds are valued at the average firm bid provided by an external pricing service based on bids issued by established market makers and/or insurance companies (or, issued by one broker, insurance or reinsurance company, if only one quote is available). With respect to pricing of certain reinsurance-related event-linked or similar restricted securities for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Funds will utilize an independent data delivery vendor to aggregate and provide this pricing data to the Administrator. If the independent data delivery vendor pricing service cannot obtain independent firm bids for such securities, but there is an independent market maker or independent brokers who will supply firm bids for such securities, then the Adviser may supply the Administrator with a contact from whom to obtain such bids. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Adviser Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Adviser Valuation Committee determines that such value is reasonable, and may consider internal and/or independent external models in making that determination.

Over-the-counter (“OTC”) options are valued based on quotations obtained from an independent pricing service or from a broker (typically the counterparty to the option).

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Fund’s valuation procedures and fair value determinations made on behalf of the Board of Trustees. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Fund believes to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of a security or other asset. Fair values used to determine the Fund’s NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2016:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
China	$—	$—	$2,911,549	$2,911,549
Global	—	81,346,287	40,100,585	121,446,872
Japan	—	7,102,433	—	7,102,433
Turkey	—	1,252,250	—	1,252,250
United States	—	266,491,643	18,366,472	284,858,115
Total Event-Linked Bonds	—	356,192,613	61,378,606	417,571,219
Participation Notes (1)	—	—	330,858,134	330,858,134
Preference Shares (1)	—	—	2,078,580,573	2,078,580,573
Private Fund Units (1)	—	—	126,185,596	126,185,596
Money Market Funds	195,219,168	—	—	195,219,168

Total Assets	$195,219,168	$356,192,613	$2,597,002,909	$3,148,414,690
Other Financial Instruments*
Unrealized appreciation on futures	$3,397	$—	$—	$3,397
Unrealized depreciation on futures	(1,964,405)	—	—	(1,964,405)
Unrealized appreciation on swaps	—	—	83,333	83,333

Total	$(1,961,008)	$—	$83,333	$(1,877,675)

*	Other financial instruments are derivatives, such as futures and swaps. These instruments are reflected at the net unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current period ended April 30, 2016:

	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	SWAP CONTRACTS
Beginning Balance— November 1, 2015	$31,984,576	$284,548,010	$1,561,009,607	$139,185,229	$—
Acquisitions	37,175,055	298,383,934	781,988,524	52,875,903	—
Dispositions	(8,096,909)	(243,519,394)	(65,368,572)	(65,713,971)	—
Realized gains	2,641	—	2,151,838	6,510,136	—
Realized losses	—	(487,545)	(14,583,381)	—	—
Return of capital	—	(21,091,428)	(228,099,815)	(1,571,759)	—
Change in unrealized appreciation (depreciation)	313,243	13,024,557	41,482,372	(5,099,942)	83,333
Transfers in/(out) of Level 3	—	—	—	—	—
Ending Balance—April 30, 2016	$61,378,606	$330,858,134	$2,078,580,573	$126,185,596	$83,333

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

As of April 30, 2016, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $68,221 for Event-linked Bonds, $13,024,557 for Participation Notes, $35,255,052 for Preference Shares, $(5,087,702) for Private Fund Units, and $83,333 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or losses related to severe weather, other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather, other natural or non-natural catastrophes may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2016.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2016	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$10,535,000	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.2MM-$0.5MM $0.3MM-$0.5MM	$0.3MM $0.4MM

Participation Notes	Financial Services	$228,565,948	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$12.3MM $0.0MM-$23.7MM	$2.4MM $4.5MM

Preference Shares	Financial Services	$1,927,465,598	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$40.7MM $0.0MM-$57.6MM	$5.8MM $10.8MM

Private Fund Units	Financial Services	$126,185,596	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.7MM-$7.6MM $2.6MM-$14.9MM	$3.6MM $8.9MM

Swap Contracts	Financial Services	$83,333	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.2MM-$0.2MM $1.0MM-$1.0MM	$0.2MM $1.0MM

The Level 3 securities not listed above were priced using an indicative bid and amount to $304,250,767.

Derivative Transactions — The Fund engaged in derivatives and hedging activities during the period ended April 30, 2016. The use of derivatives included options, futures and swap contracts. Further information regarding derivative activity for the Fund can be found in the Consolidated Schedule of Investments.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the period ended April 30, 2016. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2016, was $69,110,213 for short contracts.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund wrote call or put options during the period ended April 30, 2016. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended April 30, 2016, was $798,858.

The Fund did not transact in purchased options during the period ended April 30, 2016.

Transactions in written options during the period ended April 30, 2016 were as follows:

OTC Options	CONTRACTS	PREMIUMS
Outstanding, beginning of period	—	$—
Options written	2	2,278,739
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(2)	(2,278,739)

Outstanding, end of period	—	$—

Excess Mortality Swaps — The Fund may enter into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. The average notional amount of excess mortality swaps was $14,285,714 for contracts in which the Fund sold protection.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

Consolidated Statement of Assets and Liabilities — Values of Derivatives at April 30, 2016

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
	Net assets—Unrealized appreciation on futures*	$3,397	Net assets—Unrealized depreciation on futures*	$1,964,405

Total		$3,397		$1,964,405
	Unrealized appreciation on open swap contracts**	$83,333

Total		$83,333

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reflected in the Consolidated Statement of Assets and Liabilities and only in cases where the margin is not settled on the same day.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2016

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES TRANSACTIONS
FOREIGN EXCHANGE FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	SWAP CONTACTS	WRITTEN OPTIONS	TOTAL
$829,089	$(59,184)	$—	$(2,187,799)	$(1,417,894)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
FOREIGN EXCHANGE FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	SWAP CONTACTS	WRITTEN OPTIONS	TOTAL
$(1,208,760)	$7,764	$83,333	$—	$(1,117,663)

(b) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclosure both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Fund is not subject to any Master Netting Arrangements; therefore, no additional disclosure is required.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of, the claims up to the total amount invested.

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit US Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

US hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as windspeed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Fund’s consolidated statement of operations.

The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist partially of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

(l) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(m) Restricted Securities The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2015, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$15,504,292	$(15,504,292)	$—

These differences primarily relate to foreign currency gains (losses) and investments in passive foreign investment companies (“PFICs”).

As of October 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$2,371,375,089
Unrealized appreciation	200,600,198
Unrealized depreciation	(236,286,444)

Net unrealized depreciation	(35,686,246)
Undistributed ordinary income	180,926,051
Undistributed long-term gains	—

Total distributed earnings	180,926,051
Other accumulated loss	(5,910,443)

Total accumulated earnings	$139,329,362

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on PFICs.

The tax character of distributions paid during the year ended October 31, 2015 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$83,998,494	$—	$—	$83,998,494
The tax character of distributions paid during the year ended October 31, 2014 was as follows:
	ORDINARY INCOME	LONG TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$—	$—	$—	$—
At October 31, 2015 the Fund has tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:
		SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Interval Fund		$(7,840,189)	$—	$(7,840,189)

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2015. The Fund’s open tax years are the

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

years ended October 31, 2014 and 2015. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a services agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”), quarterly in arrears, an investor services fee computed at an annual rate of 0.10% of the average daily net assets of the Fund, computed on a monthly basis. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

7. Investment Transactions

For the period ended April 30, 2016, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $1,238,942,211 and $404,200,602, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2016.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2016	YEAR ENDED OCTOBER 31, 2015
Shares sold	90,876,082	132,557,815
Shares issued to holders in reinvestment of dividends	15,679,611	7,585,870
Shares redeemed	(18,067,521)	(15,212,625)
Net increase in shares	88,488,172	124,931,060
Shares outstanding:
Beginning of period	217,359,243	92,428,183
End of period	305,847,415	217,359,243

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
November 6, 2015	16,303,659	5,984,487
February 12, 2016	21,113,757	8,408,060

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

9. Line of Credit

As of April 30, 2016 the Fund has a $250,000,000 uncommitted line of credit (the “Line”) with U.S. Bank NA. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is not secured by the Fund’s assets. The Line has a one-year term which runs through December 14, 2016 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2016, the Fund’s maximum borrowing was $101,500,000 and average borrowing was $25,750,000. This borrowing resulted in interest expenses of $309,583 at a weighted average interest rate of 2.38%. These amounts are included in Other Expenses on the Fund’s Statement of Operations.

As of April 30, 2016 the outstanding loan amount for the Fund was $0.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

11. Additional Information

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may purchase, from time to time, a portion of its outstanding shares at NAV.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$1,033.00	$11.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.67	$11.27

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the period ended October 31, 2015, the Fund designates the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.02%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2015. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 YQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	7/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	7/6/16

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	7/6/16

*	Print the name and title of each signing officer under his or her signature.